Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefit Plan Disclosures
The table below presents the expense for matching contributions for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to June 21, 2020
Expense for matching contributions, included in:
Cost of sales	$2,143	$187	$—
Selling, general and administrative	156	—	—
Total expense for matching contributions	$2,299	$187	$—